Digital Assets - Schedule of Digital Assets (Details) - Bitcoin (“BTC”) and Ethereum (“ETH”) [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Digital Assets [Line Items]
Balance at beginning	$ 79,099	$ 29,873
Cumulative effect upon adoption of ASU 2023-08		55,949
Less: Fair value loss on digital assets	(27,376)	(6,723)
Balance at ending	$ 51,723	$ 79,099